Commitments, Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Minimum Future Rentals on Non-Cancelable Operating Leases

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2017	¥7,959
2018	6,506
2019	5,626
2020	5,280
2021	4,171
Thereafter	37,699

Total	¥67,241

Amounts Due under Non Cancelable Contracts	As of March 31, 2016, the amounts due are as follows:

Years ending March 31,	Millions of yen
2017	¥3,385
2018	2,918
2019	2,424
2020	1,822
2021	104
Thereafter	21

Total	¥10,674

Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts

The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2015 and 2016:

	2015			2016
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥439,253	¥4,959	2022	¥396,340	¥5,875	2023
Transferred loans	213,099	2,357	2045	174,322	1,587	2046
Consumer loans	117,153	11,773	2018	179,225	21,748	2018
Housing loans	59,743	6,422	2051	28,919	5,853	2051
Other	2,963	28	2024	482	179	2024

Total	¥832,211	¥25,539	—	¥779,288	¥35,242	—